CONSOLIDATED BALANCE SHEETS ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
CURRENT ASSETS
Cash and cash equivalents	₫ 4,002,272	$ 167,697,645	₫ 4,271,442
Trade receivables	464,526	19,463,924	652,922
Advances to suppliers	4,644,575	194,610,534	8,968,752
Inventories, net	28,665,995	1,201,122,727	21,607,277
Short-term prepayments and other receivables	7,229,475	302,919,425	6,457,169
Short-term derivative assets	548,010	22,961,954	532,718
Current net investment in sales-type lease	87,552	3,668,482	5,448
Short-term investments	4,105	172,002	3,902
Assets classified as held for sale			360,893
Total current assets	48,727,173	2,041,698,357	44,838,620
NON-CURRENT ASSETS
Trade receivables	110,312	4,622,142
Property, plant and equipment, net	67,678,974	2,835,790,413	57,188,667
Intangible assets, net	1,291,720	54,123,858	1,461,071
Goodwill			272,203
Operating lease right-of-use assets	7,074,785	296,437,819	4,558,983
Long-term derivative assets	66,124	2,770,636	696,332
Long-term advances to suppliers			29,082
Long-term prepayments	194,020	8,129,557	7,611
Non-current net investment in sales-type lease	620,665	26,006,243	82,062
Other non-current assets	5,525,364	231,516,132	4,426,135
Total non-current assets	82,609,407	3,461,384,691	68,766,679
TOTAL ASSETS	131,336,580	5,503,083,048	113,605,299
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	39,894,782	1,671,615,771	14,579,553
Convertible debenture	1,190,475	49,881,631
Short-term financial liabilities	18,258,063	765,024,009
Trade payables	11,063,663	463,574,248	16,636,820
Deposits and down-payment from customers	864,416	36,219,559	1,572,537
Short-term deferred revenue	173,582	7,273,192	107,448
Short-term accruals	11,150,656	467,219,308	11,056,666
Current portion of operating lease liabilities	1,520,305	63,701,710	768,883
Total current liabilities	138,481,278	5,802,450,264	66,225,202
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	30,170,149	1,264,147,700	41,624,960
Long-term derivative and financial liabilities	137,057	5,742,772	15,180,723
Non-current operating lease liabilities	5,327,457	223,223,707	3,256,351
Long-term deferred revenue	1,810,098	75,844,214	499,395
Deferred tax liabilities	925,687	38,786,852	947,981
Long-term accruals	123,867	5,190,103	16,007
Total non-current liabilities	58,865,965	2,466,519,946	84,050,556
Commitments and contingencies
EQUITY
Ordinary shares, no par value - VinFast Auto (2,299,999,998 and 2,337,788,498 shares issued and outstanding as of December31, 2022 and 2023, respectively)	9,847,536	412,617,783	871,021
Accumulated losses	(184,588,076)	(7,734,353,306)	(127,188,455)
Additional paid-in capital	31,748,427	1,330,278,513	12,311,667
Other comprehensive loss	(385,873)	(16,168,315)	(104,065)
Deficit attributable to equity holders of the parent	(143,377,986)	(6,007,625,325)	(114,109,832)
Non-controlling interests	77,367,323	3,241,738,163	77,439,373
Total deficit	(66,010,663)	(2,765,887,162)	(36,670,459)
TOTAL DEFICIT AND LIABILITIES	131,336,580	5,503,083,048	113,605,299
Related party
CURRENT ASSETS
Short-term amounts due from related parties	₫ 3,080,663	$ 129,081,664	1,978,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
NON-CURRENT ASSETS
Long-term amounts due from related parties	₫ 47,443	$ 1,987,891	44,533
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party
CURRENT LIABILITIES
Other current liabilities	₫ 44,338,043	$ 1,857,791,125	17,325,317
NON-CURRENT LIABILITIES
Other	18,151,355	760,552,879	21,918,710
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	10,027,293	420,149,711	4,177,978
NON-CURRENT LIABILITIES
Other	₫ 2,220,295	$ 93,031,719	₫ 606,429